Supplement dated November 1, 2022
to the Thrivent Mutual Funds Class S Share Prospectus and Summary Prospectuses, each dated February 28, 2022, for the following funds (each, a "Fund," and collectively, the "Funds")
Thrivent Mid Cap Growth Fund
Thrivent Small Cap Growth Fund
The following portfolio management changes for the Funds will be implemented effective immediately:
Thrivent Mid Cap Growth Fund. Michael P. Hubbard has been named as a portfolio manager for the Fund. Mr. Hubbard is a Senior Portfolio Manager and has been with Thrivent Financial since 2018. David J. Lettenberger, CFA and Siddharth Sinha, CFA will continue to serve as portfolio managers for the Fund.
Thrivent Small Cap Growth Fund. Michael P. Hubbard has been named as a portfolio manager for the Fund. Mr. Hubbard is a Senior Portfolio Manager and has been with Thrivent Financial since 2018. David J. Lettenberger, CFA and Siddharth Sinha, CFA will continue to serve as portfolio managers for the Fund.
Please include this Supplement with your Prospectus and Summary Prospectus.
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Supplement dated November 1, 2022
to the Thrivent Mutual Funds Statement of Additional Information dated February 28, 2022
1.The following portfolio management changes will be implemented effective immediately:
Thrivent Mid Cap Growth Fund. Michael P. Hubbard has been named as a portfolio manager for the Fund. Mr. Hubbard is a Senior Portfolio Manager and has been with Thrivent Financial since 2018. David J. Lettenberger, CFA and Siddharth Sinha, CFA will continue to serve as portfolio managers for the Fund.
Thrivent Small Cap Growth Fund. Michael P. Hubbard has been named as a portfolio manager for the Fund. Mr. Hubbard is a Senior Portfolio Manager and has been with Thrivent Financial since 2018. David J. Lettenberger, CFA and Siddharth Sinha, CFA will continue to serve as portfolio managers for the Fund.
2.Effective immediately, the table under the heading “Investment Adviser – Other Accounts Managed by Thrivent Asset Mgt. Portfolio Managers” in the “Investment Adviser, Investment Subadviser and Portfolio Managers” section is revised to include information as of September 30, 2022, for Mr. Hubbard.
	Other Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Michael P. Hubbard	0	$0	0	$0	0	$0
(1)
The “Other Registered Investment Companies” represent series of Thrivent Series Fund, Inc., which have substantially similar investment objectives and policies as the Fund(s) managed by the portfolio manager listed.
3.Effective immediately, the table under the heading “Investment Adviser – Ownership in the Funds” in the “Investment Adviser, Investment Subadviser and Portfolio Managers” section is revised to include information as of September 30, 2022, for Mr. Hubbard.
Portfolio Manager	Fund	Fund Ownership	Portfolio(1)	Portfolio Ownership	Ownership in Fund Complex(2)
Michael P. Hubbard	Thrivent Mid Cap Growth Fund	None	Thrivent Mid Cap Growth Portfolio	None	$10,001-$50,000
	Thrivent Small Cap Growth Fund	None	Thrivent Small Cap Growth Portfolio	None
(1)
Each Portfolio listed is a series of Thrivent Series Fund, Inc., is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Fund listed.
(2)
Ownership in Fund Complex includes investments in Thrivent Mutual Funds, Thrivent Series Fund, Inc., and Thrivent Church Loan and Income Fund.
Please include this Supplement with your Statement of Additional Information.
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